EMPLOYEE STOCK PURCHASE PLAN	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
EMPLOYEE STOCK PURCHASE PLAN	EMPLOYEE STOCK PURCHASE PLANThe Company adopted an Employee Stock Purchase Plan (the “ESPP Plan”) in connection with the consummation of the Business Combination on October 8, 2021. All qualified employees may voluntarily enroll to purchase the Company’s common stock through payroll deductions at a price equal to 85% of the lower of the fair market values of the stock as of the beginning or the end of the offering periods. An employee’s payroll deductions under the ESPP Plan are limited to 15% of the employee’s compensation. As of December 31, 2021, 3,060,000 shares were reserved for future issuance under the ESPP Plan.